Product Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Product Information [Line Items]
Net Sales	$ 439,195	$ 417,325	$ 401,419
Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	100.00%	100.00%	100.00%
Keys & Locksets
Product Information [Line Items]
Net Sales	$ 118,256	$ 114,938	$ 113,765
Keys & Locksets | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	27.00%	28.00%	28.00%
Door Handles & Exterior Trim
Product Information [Line Items]
Net Sales	$ 88,788	$ 67,722	$ 61,376
Door Handles & Exterior Trim | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	20.00%	16.00%	15.00%
Power Access
Product Information [Line Items]
Net Sales	$ 86,380	$ 84,457	$ 83,747
Power Access | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	20.00%	20.00%	21.00%
Driver Controls
Product Information [Line Items]
Net Sales	$ 51,817	$ 56,983	$ 55,955
Driver Controls | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	12.00%	14.00%	14.00%
Aftermarket & OE Service
Product Information [Line Items]
Net Sales	$ 43,311	$ 47,216	$ 48,200
Aftermarket & OE Service | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	10.00%	11.00%	12.00%
Latches
Product Information [Line Items]
Net Sales	$ 42,381	$ 35,307	$ 28,023
Latches | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	9.00%	8.00%	7.00%
Other
Product Information [Line Items]
Net Sales	$ 8,262	$ 10,702	$ 10,353
Other | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	2.00%	3.00%	3.00%